UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Matthews International Capital Management, LLC
Address:  4 Embarcadero Center, Suite 550
          San Francisco, CA  94111

Form 13F File Number:  028-10629

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Manoj K. Pombra
Title:    Chief Compliance Officer
Phone:    415-955-8122

Signature, Place, and Date of Signing:

     /s/ Manoj K. Pombra            San Francisco, CA         November 13, 2012
     -------------------            -----------------         -----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           32
                                         -----------

Form 13F Information Table Value Total:  $ 1,282,633
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

           COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ ---------------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                   TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
        NAME OF ISSUER              CLASS         CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ ---------------- --------- ----------- ----------- --- ---- ---------- -------- --------- ------ ----
21VIANET GROUP INC             SPONSORED ADR    90138A103       3,673     317,701 SH       Sole                  317,701
51JOB INC                      SP ADR REP COM   316827104       2,486      55,500 SH       Sole                   55,500
BAIDU INC                      SPON ADR REP A   56752108       92,331     790,370 SH       Sole                  790,370
CHINA KANGHUI HLDGS            SPONSORED ADR    16890V100       5,571     183,562 SH       Sole                  183,562
CHINA LIFE INS CO LTD          SPON ADR REP H   16939P106      17,240     397,500 SH       Sole                  397,500
CHINA LODGING GROUP LTD        SPONSORED ADR    16949N109       9,902     593,300 SH       Sole                  593,300
CHINA MOBILE LIMITED           SPONSORED ADR    16941M109     309,221   5,585,633 SH       Sole                5,585,633
CHINA PETE & CHEM CORP         SPON ADR H SHS   16941R108         688       7,440 SH       Sole                    7,440
CHUNGHWA TELECOM CO LTD        SPON ADR NEW11   17133Q502      82,432   2,596,269 SH       Sole                2,596,269
CNOOC LTD                      SPONSORED ADR    126132109       1,064       5,250 SH       Sole                    5,250
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102       3,125      44,700 SH       Sole                   44,700
CTRIP COM INTL LTD             AMERICAN DEP SHS 22943F100      20,748   1,229,130 SH       Sole                1,229,130
E HOUSE CHINA HLDGS LTD        ADR              26852W103         381      89,000 SH       Sole                   89,000
HDFC BANK LTD                  ADR REPS 3 SHS   40415F101      22,929     610,135 SH       Sole                  610,135
HISOFT TECHNOLOGY INTL LTD     SPONSORED ADR    43358R108         889      86,100 SH       Sole                   86,100
HOME INNS & HOTELS MGMT INC    SPON ADR         43713W107      30,485   1,229,246 SH       Sole                1,229,246
HSBC HLDGS PLC                 SPON ADR NEW     404280406     227,442   4,895,428 SH       Sole                4,895,428
ICICI BK LTD                   ADR              45104G104       4,547     113,283 SH       Sole                  113,283
INFOSYS LTD                    SPONSORED ADR    456788108      24,226     499,090 SH       Sole                  499,090
KT CORP                        SPONSORED ADR    48268K101      36,492   2,333,250 SH       Sole                2,333,250
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100      51,380   1,528,718 SH       Sole                1,528,718
NETEASE INC                    SPONSORED ADR    64110W102      47,750     850,550 SH       Sole                  850,550
POSCO                          SPONSORED ADR    693483109       4,452      54,600 SH       Sole                   54,600
P T TELEKOMUNIKASI INDONESIA   SPONSORED ADR    715684106     102,013   2,620,414 SH       Sole                2,620,414
SINA CORP                      ORD              G81477104      37,505     579,850 SH       Sole                  579,850
SK TELECOM LTD                 SPONSORED ADR    78440P108       1,297      89,200 SH       Sole                   89,200
SPREADTRUM COMMUNICATIONS IN   ADR              849415203       2,445     118,900 SH       Sole                  118,900
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR    874039100     133,536   8,440,941 SH       Sole                8,440,941
TAL ED GROUP                   ADR REPSTG COM   874080104          88      10,600 SH       Sole                   10,600
TATA MTRS LTD                  SPONSORED ADR    876568502       1,104      43,000 SH       Sole                   43,000
WISDOMTREE TRUST               INDIA ERNGS FD   97717W422       2,557     135,000 SH       Sole                  135,000
WUXI PHARMATECH CAYMAN INC     SPONS ADR SHS    929352102       2,634     176,400 SH       Sole                  176,400